Business Combination (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash	$ 1,300,000
Contingent consideration	874,468
Fair value of assets acquired	4,300,000
Consideration transferred	2,174,468
Bargain purchase gain	2,125,000				$ 2,125,532
Acquisition transaction costs	1,322,596
Legal and consulting fees	80,000
Travel expenses	50,000
Professional service fees	120,000
Labor inefficiencies	1,070,000
Computer Software [Member]
Fair value of assets acquired	100,000
Customer Relationships [Member]
Fair value of assets acquired	$ 4,200,000
Estimated revenue derived , percentage	7.50%
Universal Survey Center Inc [Member]
Cash	$ 1,300,000
Contingent consideration	$ 900,000